Fair value measurements (Details) - Fair Value, Recurring [Member] - USD ($)	Mar. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Fair Value Inputs Level 1 [Member] | Public Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant Liability	$ 26,723,125	[1]	$ 23,244,375	[2]	$ 14,231,250	[2]
Fair Value Inputs Level 1 [Member] | Marketable Securities Held In Trust [Member]
Assets, Fair Value Disclosure [Abstract]
Marketable securities held in Trust Account	318,053,820	[1]	318,041,728	[2]	316,958,514	[2]
Fair Value Inputs Level 3 [Member] | Private Placement Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant Liability	$ 19,730,250	[3]	$ 12,487,500	[4]	$ 7,575,750	[4]

[1]	Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
[2]	Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
[3]	Unobservable inputs based on the Company’s assessment of the assumptions that market participants would use in pricing the asset or liability.
[4]	Unobservable inputs based on the Company’s assessment of the assumptions that market participants would use in pricing the asset or liability.